AB Variable Products Series Fund, Inc.

AB Balanced Hedged Allocation Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 90.1%
Funds and Investment Trusts – 90.1%(a)
iShares Core MSCI EAFE ETF		233,500	$22,621,480
iShares Core MSCI Emerging Markets ETF		135,800	11,021,528
iShares Core S&P 500 ETF		59,300	45,414,905
iShares Core U.S. Aggregate Bond ETF		232,900	22,018,366
Vanguard Morningstar Mid-Cap ETF - Class E		38,200	2,995,644
Vanguard Real Estate ETF (b)		32,400	2,904,012
Vanguard Total Bond Market ETF		313,000	21,956,950

Total Investment Companies (cost $100,757,230)			128,932,885

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 3.6%
United States – 3.6%
U.S. Treasury Inflation Index 0.125%, 01/15/2032 (TIPS) (cost $5,888,435)	U.S.$	5,871	5,135,750

	Notional Amount

OPTIONS PURCHASED - CALLS – 3.2%
Options on Equity Indices – 3.2%
S&P 500 Index Expiration: Dec 2027; Contracts: 32; Exercise Price: USD 6,800.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $3,035,272)	USD	21,760,000	4,518,080

OPTIONS PURCHASED - PUTS – 0.8%
Options on Equity Indices – 0.8%
S&P 500 Index Expiration: Dec 2027; Contracts: 38; Exercise Price: USD 6,800.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	25,840,000	861,460
S&P 500 Index Expiration: Dec 2027; Contracts: 11; Exercise Price: USD 6,700.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	7,370,000	231,990

Total Options Purchased - Puts (premium paid $2,688,520)			1,093,450

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Gazprom PJSC(c)(d)(e)(f)		31,460	-0-
LUKOIL PJSC(c)(d)(e)(f)		790	-0-

			-0-

Materials – 0.0%
Metals & Mining – 0.0%
MMC Norilsk Nickel PJSC (ADR)(c)(e)(f)		2,540	-0-

Total Common Stocks (cost $272,698)			-0-

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(a)(g)(h) (cost $3,076,373)	3,076,373	$3,076,373

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $115,718,528)		142,756,538

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(a)(g)(h) (cost $305,250)	305,250	305,250

Total Investments – 100.0% (cost $116,023,778)(i)		143,061,788
Other assets less liabilities – 0.0%		13,428

Net Assets – 100.0%		$143,075,216

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI EAFE Futures	1	December 2026	$156,830	$(2,872)
MSCI Emerging Markets Index Futures	2	December 2026	171,100	1,586
U.S. T-Note 10 Yr (CBT) Futures	229	December 2026	23,862,516	(1,014,772)

				$(1,016,058)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	09/28/2021 - 09/29/2021	$154,653	$-0-	0.00%
LUKOIL PJSC	06/29/2018 - 07/09/2021	61,154	-0-	0.00%

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,241,083 and gross unrealized depreciation of investments was $8,219,131, resulting in net unrealized appreciation of $26,021,952.

Currency Abbreviations:

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

TIPS – Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Balanced Hedged Allocation Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such nstruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Investment Companies	$128,932,885	$-0-	$-0-		$128,932,885
Inflation-Linked Securities	-0-	5,135,750	-0-		5,135,750
Options Purchased - Calls	-0-	4,518,080	-0-		4,518,080
Options Purchased - Puts	-0-	1,093,450	-0-		1,093,450
Common Stocks	-0-	-0-	-0-	(a)	-0-
Short-Term Investments	3,076,373	-0-	-0-		3,076,373
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	305,250	-0-	-0-		305,250
Total Investments in Securities	132,314,508	10,747,280	-0-	(a)	143,061,788
Other Financial Instruments(b):
Assets:
Futures	1,586	-0-	-0-		1,586
Liabilities:
Futures	(1,017,644)	-0-	-0-		(1,017,644)

Total	$131,298,450	$10,747,280	$-0-	(a)	$142,045,730

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,209	$21,490	$22,623	$3,076	$74
AB Government Money Market Portfolio*	30	68,813	68,538	305	28
	$4,239	$90,303	$91,161	$3,381	$102

*	Investments of cash collateral for securities lending transactions.

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